Share-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Weighted Average Grant Date Fair Value
Expense recognized	$ 2,409	$ 2,366	$ 334	$ 9,655
Restricted Share Units
Number of RSUs
Beginning balance	1,563,018
Granted				2,234,011
Forfeited				(170,000)
Converted to RSAs				(499,993)
Vested	(121,545)			(1,000)
Ending balance	1,441,473			1,563,018
Weighted Average Grant Date Fair Value
Beginning balance	$ 5.93
Granted				$ 6.50
Forfeited				6.84
Converted to RSAs				8.16
Vested	5.24			6.60
Ending balance	$ 5.95			$ 5.93
Expense recognized	$ 600		$ 0	$ 1,600